Share Capital (Tables)	12 Months Ended
Apr. 30, 2024
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of warrant transactions [Table Text Block]
	April 30, 2024		April 30, 2023
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
		$		$
Warrants outstanding, beginning of the year	14,771,833	1.91	32,424,902	2.68
Issued	1,380,000	1.50	14,967,963	1.91
Exercised	(714,670)	(1.46)	(196,130)	(1.97)
Expired	-	-	(32,424,902)	(2.68)
Warrants outstanding, end of the year	15,437,163	1.89	14,771,833	1.91

Disclosure of warrants outstanding and exercisable [Table Text Block]
Expiry date	Exercise price $	Number of warrants outstanding and exercisable
15-Nov-24	2.00	11,705,850
15-Nov-24	1.45	714,150
09-Feb-25	1.65	1,637,163
28-Feb-26	1.50	1,380,000
		15,437,163

Disclosure of fair value assumptions of warrants granted [Table Text Block]
	For the year ended
	April 30, 2024	April 30, 2023
Risk Free Interest Rate	4.18%	3.86% - 3.98%
Expected Dividend Yield	-	-
Expected Volatility	61.35%	101.32%
Expected Term in Years	2 years	2 years

Stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of continuity of stock options [Table Text Block]
	April 30, 2024		April 30, 2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$
Options outstanding, beginning of the year	15,926,972	1.69	14,640,472	1.64
Issued	4,500,000	1.57	2,720,000	1.63
Cancelled	(841,000)	(1.85)	(658,153)	(2.06)
Exercised	(782,250)	(1.38)	(775,347)	(0.41)
Options outstanding, end of the year	18,803,722	1.66	15,926,972	1.69
Options exercisable, end of the year	15,469,222	1.68	13,692,722	1.69

Disclosure of options outstanding and exercisable [Table Text Block]
Expiry date	Exercise price $	Adjusted exercise price $	Number of Options outstanding	Number of Options exercisable

27-Feb-29	0.15	0.14	605,000	605,000
13-Jun-24	0.17	0.16	350,000	350,000
30-Dec-24	0.69	0.66	875,000	875,000
07-Jan-25	0.72	0.69	60,000	60,000
29-Jun-25	0.79	0.76	920,000	920,000
06-Aug-25	2.15	2.07	1,490,000	1,490,000
01-Oct-25	1.46	1.40	115,000	115,000
01-Dec-25	1.46	1.40	100,000	100,000
12-Jan-26	1.71	1.64	60,000	60,000
17-Feb-26	1.50	1.44	1,867,722	1,867,722
22-Jun-26	2.31	2.22	3,581,000	3,581,000
12-Jul-26	2.44	2.34	220,000	220,000
27-Jul-26	2.44	2.34	139,000	139,000
24-Sep-26	2.25	2.25	1,825,000	1,825,000
01-Feb-27	2.45	2.45	300,000	300,000
02-Jun-27	1.74	1.74	509,000	412,000
10-Feb-28	1.60	1.60	1,797,000	1,083,000
19-May-28	1.60	1.60	3,340,000	1,324,000
15-Nov-28	1.36	1.36	400,000	80,000
18-Dec-25	1.53	1.53	250,000	62,500
			18,803,722	15,469,222

Disclosure of fair value assumptions of options granted [Table Text Block]
For the year ended
	April 30, 2024	April 30, 2023
Risk Free Interest Rate	3.29%-3.99%	2.89% - 3.31%
Expected Dividend Yield	-	-
Expected Volatility	63.00%-96.24%	101.32%
Expected Term in Years	2-5 years	5 years

Restricted shares units ("RSU") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of RSUs [Table Text Block]
	April 30, 2024		April 30, 2023

	Number of RSUs	Weighted average exercise price	Number of RSUs	Weighted average exercise price
		$		$
RSUs outstanding, beginning of the year	1,133,572	1.60	-	-
Issued	318,000	1.89	1,133,572	1.60
Exercised and converted to shares	(206,786)	(1.60)	-	-
Cancelled	(200,713)	(1.60)	-	-
RSUs outstanding, end of the year	1,044,073	1.69	1,133,572	1.60

Disclosure of RSUs outstanding and exercisable [Table Text Block]
Expiry date	Exercise price $	Number of RSUs outstanding	Number of RSUs exercisable
10-Feb-26	1.60	726,073	130,165
01-Apr-27	1.89	318,000	-
		1,044,073	130,165